Summarized Status of Nonvested Shares and Changes during Periods (Detail) (Unvested Restricted Awards, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Unvested Restricted Awards
Shares
Outstanding at beginning of year	1,783,000	554,000		618,000
Granted	672,724	1,667,246	[1]	310,690
Vested	(602,000)	(328,000)		(366,000)
Forfeited/canceled	(85,000)	(110,000)		(9,000)
Outstanding at end of year	1,769,000	1,783,000		554,000
Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	$ 24.19	$ 19.96		$ 16.80
Granted	$ 30.67	$ 24.75		$ 21.47
Vested	$ 23.74	$ 19.95		$ 15.91
Forfeited/canceled	$ 25.47	$ 23.82		$ 19.85
Outstanding at end of year	$ 26.75	$ 24.19		$ 19.96

[1]	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.